Commitments and Contingencies - Additional Information (Detail) $ in Thousands					3 Months Ended		6 Months Ended
	Mar. 28, 2024 USD ($)	Feb. 27, 2024 USD ($)	Feb. 12, 2024 USD ($)	Feb. 09, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 10, 2022 USD ($)
Other Commitments [Line Items]
Other commitment					$ 6,138		$ 6,138
Sales and marketing					2,193	$ 1,648	3,841	$ 3,349
Accounts payable					11,575		11,575			$ 6,452
Other commitements due in one year					3,232		3,232
Senior notes										8,900
Cash and cash equivalents					7,164		7,164			3,332
Non refundable cash fee payable over the term to related party		$ 113
Agreement periods			24 months
Advisory And Other Agreements [Member]
Other Commitments [Line Items]
Payment to third party							226
Voluntantly payment				$ 1,500
Closing of merger transaction cost				1,800
Payment Towards Advisory And Other Agreements							1,084
Advisory And Other Agreements [Member] | Lincoln Park Registration Statement [Member]
Other Commitments [Line Items]
Payment of registration statement				300
Advisory And Other Agreements [Member] | Senior Subordinated Notes [Member]
Other Commitments [Line Items]
Payment of senior secured note term									$ 1,250
Senior notes									1,000
Remaining senior secured notes payment									250
Remaining senior secured notes payment in month									$ 42
Payment to third party							84
Collaborative Research Agreement [Member]
Other Commitments [Line Items]
Payment to third party			$ 2,063
Third party contribute in form of senior secured note			$ 1,000
Andretti Global [Member]
Other Commitments [Line Items]
Other commitment											$ 8,000
Third Party [Member] | Advisory And Other Agreements [Member]
Other Commitments [Line Items]
Cash and cash equivalents				$ 1,800
Sponsorship Agreement [Member] | Andretti Global [Member]
Other Commitments [Line Items]
Payment towards marketing expenses							3,500
Sales and marketing					696	$ 696	1,391	1,391
Accounts payable					3,750		3,750
Other commitements due in one year					750		$ 750
Sponsorship Agreement [Member] | Andretti Autosport1 LLC [Member]
Other Commitments [Line Items]
Agreement expire date	Dec. 31, 2024
Sponsorship agreement payment	$ 1,000
Sponsorship Agreement [Member] | Andretti Autosport1 LLC [Member] | Maximum [Member]
Other Commitments [Line Items]
Due date of agreement							Nov. 30, 2024
Sponsorship Agreement [Member] | Andretti Autosport1 LLC [Member] | Minimum [Member]
Other Commitments [Line Items]
Due date of agreement							Jul. 31, 2024
License Agreement [Member]
Other Commitments [Line Items]
License fee payable										100
License fee payable per annum in the future										$ 100
Fixed milestone payment payable					$ 150		$ 150
Maximum sales threshold							$ 25,000
Royalty as a percentage of net sales							2
Payment of royalties							$ 0	$ 0